Provisions - Narrative (Details) - Brazil € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Provisions for employment-related proceedings
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 257
Use of the available provisions	116
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Additional provisions charged to income statement	115
Use of the available provisions	€ 87